Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	50.00%	56.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	40.00%	41.20%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	10.00%	2.80%